6. PROMISSORY NOTE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 6 - PROMISSORY NOTE

6.  PROMISSORY NOTE

On April 10, 2012 the Company entered into a non-interest bearing promissory note in the amount of $6,855,000 with Wyomex Limited Liability Company (“Wyomex”) secured by the Strong Creek and Iron Mountain properties. The note is repayable through advance minimum royalty payments of $62,500 (adjusted for the consumer price index in successive period) commencing six months from the date of closing and after receipt of the initial payment, and every six months thereafter, until the commencement of commercial production from the property. At the commencement of commercial production from the properties, the semi-annual advance minimum royalty shall convert to a 4.5% gross metal value royalty on iron ore and/or other mineral materials produced and sold from the property and, except for events of force majeure, in no event shall the production royalty paid to Wyomex be less than $150,000 in any given calendar year. Repayment of the promissory note may be demanded by Wyomex upon an event of default as defined in the agreement. Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay Wyomex a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property. The estimated fair value of the note (assuming an imputed 14.03% interest rate) was calculated to be $1,061,011 on April 10, 2012. The Company recorded accretion expense of $113,394 and made a payment of $63,562 in the year ended December 31, 2012. As of March 31, 2013, the carrying value of the promissory note is $1,147,145. A payment of $62,500 plus the inflation adjustment was due on March 30, 2013 and has not yet been made.

At March 31, 2013, estimated contractual principal payments due on the promissory note for the next five years are as follows:

March 31, 2014	192,227
March 31, 2015	132,189
March 31, 2016	135,515
March 31, 2017	138,924
March 31, 2018	142,418
Total	$741,273

On April 10, 2012 the Company entered into a non-interest bearing promissory note in the amount of $6,855,000 with Wyomex Limited Liability Company (“Wyomex”) secured by the Strong Creek and Iron Mountain properties. The note is repayable through advance minimum royalty payments of $62,500 (adjusted for the consumer price index in successive period) commencing six months from the date of closing and after receipt of the initial payment, and every six months thereafter, until the commencement of commercial production from the property. At the commencement of commercial production from the properties, the semi-annual advance minimum royalty shall convert to a 4.5% gross metal value royalty on iron ore and/or other mineral materials produced and sold from the property and, except for events of force majeure, in no event shall the production royalty paid to Wyomex be less than $150,000 in any given calendar year. Repayment of the promissory note may be demanded by Wyomex upon an event of default as defined in the agreement. Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay Wyomex a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property. The estimated fair value of the note (assuming an imputed 14.03% interest rate) was calculated to be $1,061,011 on April 10, 2012. The Company recorded accretion expense of $113,394 and made a payment of $63,562 in the year ended December 31, 2012. As of December 31, 2012, the carrying value of the promissory note is $1,109,512.

At December 31, 2012, estimated contractual principal payments due on the promissory note for the next five years are as follows:

December 31, 2013	127,354
December 31, 2014	130,557
December 31, 2015	133,842
December 31, 2016	137,209
December 31, 2017	140,660
Total	$669,622